Consolidated Statements of Financial Position $ in Thousands, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 195,516	$ 636	$ 933
Receivables, prepaids and deposits	10,367	1,301	878
Total current assets	205,883	1,937	1,811
NON-CURRENT ASSETS
Investment in Green Technology Metals	2,580	7,451	0
Investment in Ascend Elements	8,582	5,000	0
Restricted cash	288	0	0
Property, plant and equipment	206,082	3,936	3,294
Other assets	15,315	0	0
Exploration and evaluation assets	770	9,514	5,747
Total non-current assets	233,617	25,901	9,041
TOTAL ASSETS	439,500	27,838	10,852
CURRENT LIABILITIES
Accounts payable and accrued liabilities	23,361	9,913	4,214
Current portion of long-term liabilities	854	724	303
GM transaction derivative liability	348	0	0
Loan from former parent	0	43,572	0
Total current liabilities	24,563	54,209	4,517
LONG-TERM LIABILITIES
Loan from former parent	0	0	40,000
Other liabilities	6,613	7,568	7,695
Decommissioning provision	862	478	326
Total Long-term liabilities	7,475	8,046	48,021
TOTAL LIABILITIES	32,038	62,255	52,538
SHAREHOLDERS' EQUITY
Share capital	656,802	0	0
Contributed surplus and net former parent investment	15,020	226,009	150,942
Deficit	(264,360)	(260,426)	(192,628)
TOTAL SHAREHOLDERS' EQUITY	407,462	(34,417)	(41,686)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 439,500	$ 27,838	$ 10,852